Transactions with Related Parties (Series D Preferred Stock and Sale and Purchase of Bond by Executives) (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from issuance of stock, net of expenses		$ 254
Purchase of Bond by executives | 8.375% Senior Unsecured Bond
Related Party Transaction [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 21,000
Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Related Party Transaction [Line Items]
Issuance of new shares	400
Proceeds from issuance of stock, net of expenses	$ 254